UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10603

Western Asset Premier Bond Fund

Name of Fund:

100 INTERNATIONAL DRIVE, BALTIMORE, MD 21202

Fund Address:

Robert I. Frenkel

Western Asset Premier Bond Fund

100 First Stamford Place

Stamford, CT 06902

Name and address of agent for service:

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: December 31

Date of reporting period: 07/01/2014–06/30/2015

Item 1 – Proxy Voting Record:

Proxy Voting Record – Attached on behalf of Western Asset Premier Bond Fund.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-10603
Reporting Period: 07/01/2014 - 06/30/2015
Western Asset Premier Bond Fund

======================= Western Asset Premier Bond Fund ========================

CITIGROUP INC

Ticker:       C              Security ID:  172967424
Meeting Date: APR 28, 2015   Meeting Type: ANNUAL
Record Date:  FEB 27, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A.   Election of Directors - Michael L.      FOR       FOR          Management
      Corbat
1B.   Election of Directors - Duncan P.       FOR       FOR          Management
      Hennes
1C.   Election of Directors - Peter B. Henry  FOR       FOR          Management
1D.   Election of Directors - Franz B. Humer  FOR       FOR          Management
1E.   Election of Directors - Michael E.      FOR       FOR          Management
      O'Neill
1F.   Election of Directors -  Gary M. Reiner FOR       FOR          Management
1G.   Election of Directors - Judith Rodin    FOR       FOR          Management
1H.   Election of Directors - Anthony M.      FOR       FOR          Management
      Santomero
1I.   Election of Directors - Joan E. Spero   FOR       FOR          Management
1J.   Election of Directors - Diana. L.       FOR       FOR          Management
      Taylor
1K.   Election of Directors - William S.      FOR       FOR          Management
      Thompson, Jr.
1L.   Election of Directors - James S. Turley FOR       FOR          Management
1M.   Election of Directors - Ernesto         FOR       FOR          Management
      Zedillo Ponce de leon
2     PROPOSAL TO RATIFY THE SELECTION OF     FOR       FOR          Management
      KPMG LLP AS CITI'S INDEPENDENT
      REGISTERED PUBLIC ACCOUNTING FIRM FOR
      2015
3     ADVISORY APPROVAL OF CITI'S 2014        FOR       FOR          Management
      EXECUTIVE COMPENSATION
4     APPROVAL OF AN AMENDMENT TO THE         FOR       FOR          Management
      CITIGROUP 2014 STOCK INCENTIVE PLAN
      AUTHORIZING ADDITIONAL SHARES
5     STOCKHOLDER PROPOSAL REQUESTING PROXY   FOR       FOR          Management
      ACCESS FOR SHAREHOLDERS
6     STOCKHOLDER PROPOSAL REQUESTING A       AGAINST   AGAINST      Management
      REPORT ON LOBBYING AND GRASSROOTS
      LOBBYING CONTRIBUTIONS
7     STOCKHOLDER PROPOSAL REQUESTING AN      AGAINST   AGAINST      Management
      AMENDMENT TO THE GENERAL CLAWBACK
      POLICY
8     STOCKHOLDER PROPOSAL REQUESTING A       AGAINST   AGAINST      Management
      BY-LAW AMENDMENT TO EXCLUDE FROM THE
      BOARD OF DIRECTORS' AUDIT COMMITTEE
      ANY DIRECTOR WHO WAS A DIRECTOR AT A
      PUBLIC COMPANY WHILE THAT COMPANY
      FILED FOR REORGANIZATION UNDER CHAPTER
      11
9     STOCKHOLDER PROPOSAL REQUESTING A       AGAINST   AGAINST      Management
      REPORT REGARDING THE VESTING OF
      EQUITY-BASED AWARDS FOR SENIOR
      EXECUTIVES DUE TO A VOLUNTARY
      RESIGNATION TO ENTER GOVERNMENT SERVICE

--------------------------------------------------------------------------------

GENERAL MOTORS CO

Ticker:       GM             Security ID:  37045V100
Meeting Date: JUN 09, 2015   Meeting Type: ANNUAL
Record Date:  APR 10, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A.   ELECTION OF DIRECTOR: JOSEPH J. ASHTON  FOR       FOR          Management
1B.   ELECTION OF DIRECTOR: MARY T. BARRA     FOR       FOR          Management
1C.   ELECTION OF DIRECTOR: STEPHEN J. GIRSKY FOR       FOR          Management
1D.   ELECTION OF DIRECTOR: LINDA R. GOODEN   FOR       FOR          Management
1E.   ELECTION OF DIRECTOR: JOSEPH JIMENEZ,   FOR       FOR          Management
      JR.
1F.   ELECTION OF DIRECTOR: KATHRYN V.        FOR       FOR          Management
      MARINELLO
1G.   ELECTION OF DIRECTOR: MICHAEL G. MULLEN FOR       FOR          Management
1H.   ELECTION OF DIRECTOR: JAMES J. MULVA    FOR       FOR          Management
1I.   ELECTION OF DIRECTOR: PATRICIA F. RUSSO FOR       FOR          Management
1J.   ELECTION OF DIRECTOR: THOMAS M. SCHOEWE FOR       FOR          Management
1K.   ELECTION OF DIRECTOR: THEODORE M. SOLSO FOR       FOR          Management
1L.   ELECTION OF DIRECTOR: CAROL M.          FOR       FOR          Management
      STEPHENSON
2     RATIFICATION OF THE SELECTION OF        FOR       FOR          Management
      DELOITTE & TOUCHE LLP AS GM'S
      INDEPENDENT REGISTERED PUBLIC
      ACCOUNTING FIRM FOR 2015
3     ADVISORY VOTE TO APPROVE EXECUTIVE      FOR       FOR          Management
      COMPENSATION
4     INDEPENDENT BOARD CHAIRMAN              AGAINST   AGAINST      Shareholder
5     CUMULATIVE VOTING                       AGAINST   AGAINST      Shareholder

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Premier Bond Fund

By:	/s/ Jane E. Trust
Jane E. Trust
President of Western Asset Premier Bond Fund

Date:	August 17, 2015